COST OF SALES (Tables)	6 Months Ended
Jun. 30, 2022
Cost of sales [Abstract]
Schedule of cost of sales

	Gold		Copper		Other[3]		Total
For the three months ended June 30	2022	2021	2022	2021	2022	2021	2022	2021
Site operating costs[1,2]	$1,163	$1,016	$76	$65	$—	$—	$1,239	$1,081
Depreciation[1]	438	448	34	46	4	6	476	500
Royalty expense	95	92	32	25	—	—	127	117
Community relations	7	5	1	1	—	—	8	6
	$1,703	$1,561	$143	$137	$4	$6	$1,850	$1,704
	Gold		Copper		Other[3]		Total
For the six months ended June 30	2022	2021	2022	2021	2022	2021	2022	2021
Site operating costs[1,2]	$2,231	$2,036	$159	$130	$—	$—	$2,390	$2,166
Depreciation[1]	857	902	72	94	7	11	936	1,007
Royalty expense	183	185	64	48	—	—	247	233
Community relations	14	9	2	1	—	—	16	10
	$3,285	$3,132	$297	$273	$7	$11	$3,589	$3,416
[1]Site operating costs and depreciation include charges to reduce the cost of inventory to net realizable value as follows: $31 million for the three months ended June 30, 2022 (2021: $nil) and $31 million for the six months ended June 30, 2022 (2021: $14 million).
[2]Site operating costs includes the costs of extracting by-products.
[3]Other includes corporate amortization.